SEGMENT INFORMATION - Each product or service (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues generated from each product
Total net revenues	$ 3,744,512	$ 3,390,393	$ 2,853,078
Module | Solar modules and other solar power products
Revenues generated from each product
Total net revenues	1,930,701	2,551,509	2,573,685
Module | Solar system kits
Revenues generated from each product
Total net revenues	93,253	84,598	86,794
Module | EPC services
Revenues generated from each product
Total net revenues	62,408
Module | O&M services
Revenues generated from each product
Total net revenues	10,767	6,938	4,128
Module | Others ( materials)
Revenues generated from each product
Total net revenues	71,789	69,878	82,039
Energy | Solar power projects
Revenues generated from each product
Total net revenues	1,542,906	632,256	22,665
Energy | Electricity
Revenues generated from each product
Total net revenues	8,735	29,236	68,789
Energy | Others (EPC and development services)
Revenues generated from each product
Total net revenues	$ 23,953	$ 15,978	$ 14,978